INTANGIBLE ASSETS AND GOODWILL - Summary of the Carrying Amounts of Intangible Assets and Goodwill (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total intangibles
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	€ 8,384	€ 8,384
Balance at end of period	8,506	8,384	€ 8,384
Total intangibles | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	8,598	8,548
Additions	(95)	(75)
Disposals	15	(4)
Currency translation adjustments	85	(21)
Transfers and reclassifications	0	0
Balance at end of period	8,763	8,598	8,548
Total intangibles | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(214)	(164)
Amortisation expense	52	51
Disposals	(14)	(3)
Currency translation adjustments	(5)	(2)
Balance at end of period	(257)	(214)	(164)
Franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	8,084	8,109
Balance at end of period	8,165	8,084	8,109
Franchise intangible | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	8,084	8,109
Additions	(1)	0
Disposals	0	0
Currency translation adjustments	80	(25)
Transfers and reclassifications	0	0
Balance at end of period	8,165	8,084	8,109
Franchise intangible | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Amortisation expense	0	0
Disposals	0	0
Currency translation adjustments	0	0
Balance at end of period	0	0	0
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	113	122
Balance at end of period	111	113	122
Software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	300	267
Additions	(30)	(32)
Disposals	(14)	(4)
Currency translation adjustments	5	4
Transfers and reclassifications	12	1
Balance at end of period	333	300	267
Software | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(187)	(145)
Amortisation expense	(44)	(43)	(38)
Disposals	13	3
Currency translation adjustments	(4)	(2)
Balance at end of period	(222)	(187)	(145)
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	135	143
Balance at end of period	126	135	143
Customer relationships | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	162	162
Additions	0	0
Disposals	(1)	0
Currency translation adjustments	0	0
Transfers and reclassifications	0	0
Balance at end of period	161	162	162
Customer relationships | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(27)	(19)
Amortisation expense	(8)	(8)	(9)
Disposals	1	0
Currency translation adjustments	(1)	0
Balance at end of period	(35)	(27)	(19)
Assets under construction
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	52	10
Balance at end of period	104	52	10
Assets under construction | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	52	10
Additions	(64)	(43)
Disposals	0	0
Currency translation adjustments	0	0
Transfers and reclassifications	(12)	(1)
Balance at end of period	104	52	10
Assets under construction | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Amortisation expense	0	0
Disposals	0	0
Currency translation adjustments	0	0
Balance at end of period	0	0	0
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	2,518	2,520
Balance at end of period	2,520	2,518	2,520
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	2,518	2,520
Additions	0	0
Disposals	0	0
Currency translation adjustments	2	(2)
Transfers and reclassifications	0	0
Balance at end of period	2,520	2,518	2,520
Goodwill | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Amortisation expense	0	0
Disposals	0	0
Currency translation adjustments	0	0
Balance at end of period	€ 0	€ 0	€ 0